Income Taxes - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current year	₩ 193,691	₩ 167,394	₩ 512,123
Adjustment for prior years	(35,787)	82,225
Current tax expense (income) and adjustments for current tax of prior periods	157,904	249,619	512,123
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(963,385)	(226,360)	(104,835)
Change in unrecognized deferred tax assets	333,317	64,818	(11,708)
Deferred tax expense (benefit)	(630,068)	(161,542)	(116,543)
Actual income tax expense	₩ (472,164)	₩ 88,077	₩ 395,580